Property, Plant and Equipment, net (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment, net
Schedule of property, plant and equipment, net balances

The property, plant and equipment, net balances are as follows:

	Successor
	June 30,	December 31,
	2021	2020
Computer equipment	$1,103	$739
Furniture and fixtures	626	442
Laboratory equipment	2,009	1,357
Software	736	359
Leasehold improvements	1,447	672
Construction in process	304	—
Less: accumulated depreciation	(1,110)	(307)
	$5,115	$3,262

The property, plant and equipment, net balances are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2020	2019
Computer equipment	$739	$128
Furniture and fixtures	442	43
Laboratory equipment	1,357	13
Software	359	36
Leasehold improvements	672	103
Less: accumulated depreciation	(307)	(70)
	$3,262	$253